Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2012
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information

1. Basis of Presentation and General Information

Basis of Presentation: Paragon Shipping Inc. (“Paragon”) is a public company incorporated in the Republic of the Marshall Islands on April 26, 2006 and is engaged in the ocean transportation of drybulk cargoes worldwide through the ownership and operation of drybulk carriers. In December 2006, Paragon established a branch in Greece under the provision of Law 89 of 1967, as amended.

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the accounts of Paragon Shipping Inc. and its wholly-owned subsidiaries (collectively the “Company”) as discussed below as of December 31, 2011 and 2012 and for the years ended December 31, 2010, 2011 and 2012.

Drybulk Vessel Owning Subsidiaries:

Vessel Owning Company	Date of Incorporation	Country of Incorporation	Vessel’s Name	Delivery Date	Built	DWT
Trade Force Shipping S.A.	November 15, 2006	Marshall Islands	Deep Seas	December 2006	1999	72,891
Frontline Marine Co.	November 15, 2006	Marshall Islands	Calm Seas	December 2006	1999	74,047
Fairplay Maritime Ltd.	November 15, 2006	Marshall Islands	Kind Seas	December 2006	1999	72,493
Donna Marine Co.	July 4, 2007	Marshall Islands	Pearl Seas	August 2007	2006	74,483
Protea International Inc.	July 17, 2007	Liberia	Sapphire Seas	August 2007	2005	53,702
Reading Navigation Co.	July 17, 2007	Liberia	Diamond Seas	September 2007	2001	74,274
Imperator I Maritime Company	September 27, 2007	Marshall Islands	Coral Seas	November 2007	2006	74,477
Canyon I Navigation Corp.	September 27, 2007	Marshall Islands	Golden Seas	December 2007	2006	74,475
Paloma Marine S.A.	June 19, 2008	Liberia	Friendly Seas	August 2008	2008	58,779
Eris Shipping S.A.	April 8, 2010	Liberia	Dream Seas	July 2010	2009	75,151
Coral Ventures Inc.	August 5, 2009	Liberia	Prosperous Seas	May 2012	2012	37,293
Winselet Shipping & Trading Co.	April 6, 2010	Liberia	Precious Seas	June 2012	2012	37,205
Aminta International S.A.	May 5, 2010	Liberia	Priceless Seas (1)	January 2013	2013	37,202

(1) Refer to Notes 4, 5 and 9

Vessel Under Construction Owning Subsidiaries:

Vessel Owning Company	Date of Incorporation	Country of Incorporation	Hull Number	Type	Expected Delivery	DWT / TEU
Irises Shipping Ltd.	October 6, 2009	Marshall Islands	656	Containership	2014	4,800 TEU
Nereus Navigation Ltd.	May 4, 2010	Marshall Islands	657	Containership	2014	4,800 TEU
Adonia Enterprises S.A.	May 5, 2010	Liberia	625	Drybulk Carrier	2013	37,200 Dwt

Non-Vessel Owning Subsidiaries:

Non-Vessel Owning Company	Date of Incorporation	Country of Incorporation
Camelia Navigation S.A.	November 15, 2006	Marshall Islands
Explorer Shipholding Limited	November 15, 2006	Marshall Islands
Epic Investments Inc.	December 21, 2006	Marshall Islands
Opera Navigation Co.	December 21, 2006	Marshall Islands
Ovation Services Inc.	September 16, 2009	Marshall Islands
Letitia Shipping Limited	May 4, 2010	Marshall Islands
Ardelia Navigation Ltd.	June 15, 2010	Liberia
Eridanus Trading Co.	July 1, 2010	Liberia
Delphis Shipping S.A.	February 7, 2011	Liberia
Box Ships Inc. (1)	May 19, 2010	Marshall Islands

(1) Refer to Notes 3 and 5

In April 2011, the Company’s wholly-owned subsidiary, Box Ships Inc., or Box Ships, completed its initial public offering (“IPO”) of 11,000,000 shares of its common stock, par value $0.01 per share, at $12.00 per share on the New York Stock Exchange (“NYSE”). Its shares are listed under the symbol “TEU”. At the closing of the IPO, the Company surrendered the 100 shares of capital stock of Box Ships, which were then cancelled.

Upon the closing of the IPO, the Company entered into the transactions discussed in Notes 3 and 5 with Box Ships. As of December 31, 2012, the Company and Mr. Michael Bodouroglou, the Company’s Chairman, President and Chief Executive Officer, beneficially owned approximately 16.4% and 11.4%, respectively, of Box Ships outstanding common stock.

Effective November 5, 2012, the Company effectuated a 10-for-1 reverse stock split on its issued and outstanding common stock (refer to Note 12). All share and per share amounts disclosed in the accompanying consolidated financial statements give effect to the respective stock split retroactively, for all the periods presented.

The Company outsources the technical and commercial management of its vessels to Allseas Marine S.A. (“Allseas”), a related party wholly owned by Mr. Michael Bodouroglou, the Company’s Chairman, President and Chief Executive Officer (refer to Note 3).

Following the private placement and the issuance of 4,901,961 Class A Common shares to Innovation Holdings S.A. (“Innovation Holdings”), an entity beneficially owned by the Company’s Chairman, President and Chief Executive Officer, Mr. Michael Bodouroglou became the controlling shareholder of the Company. Currently, Mr. Michael Bodouroglou beneficially owns 56.5% of the Company’s common stock. Accordingly, Mr. Michael Bodouroglou, can control the outcome of matters on which stockholders are entitled to vote, including the election of the entire Board of Directors and other significant corporate actions (refer to Note 12).

Major Charterers: The following charterers individually accounted for more than 10% of the Company’s charter revenue for the years ended December 31, 2010, 2011 and 2012:

Charterer	Percentage of time charter revenue
	2010	2011	2012
Korea Line Corporation	16.2%	-	-
Deiulemar Shipping S.P.A.	28.2%	27.7%	-
Cosco Bulk Carriers Ltd	12.6%	-	-
Deiulemar Compagnia Di Navigazione S.P.A.	10.7%	13.0%	-
Intermare Transport GmbH	10.9%	19.9%	24.1%
Morgan Stanley Capital Group Inc.	-	-	15.7%
Mansel Ltd.	-	-	16.6%
Cargill International S.A.	-	-	19.2%